Operating Segments	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Operating Segments

Note 26: Operating Segments
We have three reportable operating segments: Community Banking; Wholesale Banking; and Wealth and Investment Management (WIM). We define our operating segments by product type and customer segment and their results are based on our management accounting process, for which there is no comprehensive, authoritative guidance equivalent to GAAP for financial accounting. The management accounting process measures the performance of the operating segments based on our management structure and is not necessarily comparable with similar information for other financial services companies. If the management structure and/or the allocation process changes, allocations, transfers and assignments may change. Effective first quarter 2018, we adopted a new funds transfer pricing methodology to allow for better comparability of performance across the Company. Under the new methodology, assets and liabilities receive a funding charge or credit that considers interest rate risk, liquidity risk, and other product characteristics on a more granular level. This methodology change affects results across all three of our reportable operating segments and prior period operating segment results have been revised to reflect this methodology change. Our previously reported consolidated financial results were not impacted by the methodology change; however, in connection with our adoption of ASU 2016-01 in first quarter 2018, certain reclassifications have occurred within noninterest income.

Community Banking offers a complete line of diversified financial products and services for consumers and small businesses with annual sales generally up to $5 million in which the owner generally is the financial decision maker. These financial products and services include checking and savings accounts, credit and debit cards, and automobile, student, mortgage, home equity and small business lending, as well as referrals to Wholesale Banking and WIM business partners.
Community Banking serves customers through a complete range of channels, including traditional and in-supermarket and other small format branches, ATMs, digital (online, mobile, and social), and contact centers (phone, email and correspondence).
The Community Banking segment also includes the results of our Corporate Treasury activities net of allocations (including funds transfer pricing, capital, liquidity and certain corporate expenses) in support of other segments and results of investments in our affiliated venture capital and private equity partnerships.

Wholesale Banking provides financial solutions to businesses across the United States with annual sales generally in excess of $5 million and to financial institutions globally. Wholesale Banking provides a complete line of commercial, corporate, capital markets, cash management and real estate banking products and services. These include traditional commercial loans and lines of credit, letters of credit, asset-based lending, equipment leasing, international trade facilities, trade financing, collection services, foreign exchange services, treasury management, merchant payment processing, institutional fixed-income sales, interest rate, commodity and equity risk management, online/electronic products such as the Commercial Electronic Office® (CEO®) portal, corporate trust fiduciary and agency services, and investment banking services. Wholesale Banking also supports the CRE market with products and services such as construction loans for commercial and residential development, land acquisition and development loans, secured and unsecured lines of credit, interim financing arrangements for completed structures, rehabilitation loans, affordable housing loans and letters of credit, permanent loans for securitization, CRE loan servicing and real estate and mortgage brokerage services.

Wealth and Investment Management provides a full range of personalized wealth management, investment and retirement products and services to clients across U.S. based businesses including Wells Fargo Advisors, The Private Bank, Abbot Downing, Wells Fargo Institutional Retirement and Trust, and Wells Fargo Asset Management. We deliver financial planning, private banking, credit, investment management and fiduciary services to high-net worth and ultra-high-net worth individuals and families. We also serve clients’ brokerage needs, supply retirement and trust services to institutional clients and provide investment management capabilities delivered to global institutional clients through separate accounts and the Wells Fargo Funds.

Other includes the elimination of certain items that are included in more than one business segment, most of which represents products and services for Wealth and Investment Management customers served through Community Banking distribution channels.

Table 26.1 presents our results by operating segment.
Table 26.1: Operating Segments

(income/expense in millions, average balances in billions)	Community Banking	Wholesale Banking	Wealth and Investment Management	Other (1)	Consolidated Company
2018
Net interest income (2)	$29,219	18,690	4,441	(2,355)	49,995
Provision (reversal of provision) for credit losses	1,783	(58)	(5)	24	1,744
Noninterest income	17,694	10,016	11,935	(3,232)	36,413
Noninterest expense	30,491	16,157	12,938	(3,460)	56,126
Income (loss) before income tax expense (benefit)	14,639	12,607	3,443	(2,151)	28,538
Income tax expense (benefit)	3,784	1,555	861	(538)	5,662
Net income (loss) before noncontrolling interests	10,855	11,052	2,582	(1,613)	22,876
Less: Net income from noncontrolling interests	461	20	2	—	483
Net income (loss) (3)	$10,394	11,032	2,580	(1,613)	22,393
2017 (4)
Net interest income (2)	$28,658	18,810	4,641	(2,552)	49,557
Provision (reversal of provision) for credit losses	2,555	(19)	(5)	(3)	2,528
Noninterest income	18,360	11,190	12,431	(3,149)	38,832
Noninterest expense	32,615	16,624	12,623	(3,378)	58,484
Income (loss) before income tax expense (benefit)	11,848	13,395	4,454	(2,320)	27,377
Income tax expense (benefit)	634	3,496	1,668	(881)	4,917
Net income (loss) before noncontrolling interests	11,214	9,899	2,786	(1,439)	22,460
Less: Net income (loss) from noncontrolling interests	276	(15)	16	—	277
Net income (loss) (3)	$10,938	9,914	2,770	(1,439)	22,183
2016 (4)
Net interest income (2)	$27,333	18,699	4,249	(2,527)	47,754
Provision (reversal of provision) for credit losses	2,691	1,073	(5)	11	3,770
Noninterest income	19,180	12,348	12,029	(3,044)	40,513
Noninterest expense	27,655	15,901	12,051	(3,230)	52,377
Income (loss) before income tax expense (benefit)	16,167	14,073	4,232	(2,352)	32,120
Income tax expense (benefit)	5,213	4,159	1,596	(893)	10,075
Net income (loss) before noncontrolling interests	10,954	9,914	2,636	(1,459)	22,045
Less: Net income (loss) from noncontrolling interests	136	(28)	(1)	—	107
Net income (loss) (3)	$10,818	9,942	2,637	(1,459)	21,938
2018
Average loans	$463.7	465.7	74.6	(58.8)	945.2
Average assets	1,034.1	830.5	83.9	(59.6)	1,888.9
Average deposits	757.2	423.7	165.0	(70.0)	1,275.9
2017 (4)
Average loans	475.7	465.6	71.9	(57.1)	956.1
Average assets	1,085.5	822.8	82.8	(58.1)	1,933.0
Average deposits	729.6	464.2	189.0	(78.2)	1,304.6

(1)
Includes the elimination of certain items that are included in more than one business segment, most of which represents products and services for Wealth and Investment Management customers served through Community Banking distribution channels.

(2)
Net interest income is the difference between interest earned on assets and the cost of liabilities to fund those assets. Interest earned includes actual interest earned on segment assets as well as as interest credits for any funding of a segment available to be provided to other segments. The cost of liabilities includes actual interest expense on segment liabilities as well as funding charges for any funding provided from other segments.

(3)	Represents segment net income (loss) for Community Banking; Wholesale Banking; and Wealth and Investment Management segments and Wells Fargo net income for the consolidated company.

(4)	Prior period operating segment results have been revised to reflect a methodology change of allocating funding charges and credits.